Trade Payables - Schedule of the Trade Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of the Trade Payables [Line Items]
Total	¥ 106,740	$ 15,264	¥ 91,966
Within 1 month [Member]
Schedule of the Trade Payables [Line Items]
Total	91,119	13,030	72,506
1 to 3 months [Member]
Schedule of the Trade Payables [Line Items]
Total	3,648	522	6,288
3 to 6 months [Member]
Schedule of the Trade Payables [Line Items]
Total	¥ 11,973	$ 1,712	¥ 13,172